BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($) units years options	Jun. 30, 2012 CNY	Dec. 31, 2011 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies 1	10000.00%	10000.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 2	6.3143	6.3143
Basis Of Presentation And Summary Of Significant Accounting Policies 3	$ 1
Basis Of Presentation And Summary Of Significant Accounting Policies 4	6.3585	6.3585
Basis Of Presentation And Summary Of Significant Accounting Policies 5	1
Basis Of Presentation And Summary Of Significant Accounting Policies 6	6.3141	6.3141
Basis Of Presentation And Summary Of Significant Accounting Policies 7		6.5488
Basis Of Presentation And Summary Of Significant Accounting Policies 8	1
Basis Of Presentation And Summary Of Significant Accounting Policies 9	6.3158	6.3158
Basis Of Presentation And Summary Of Significant Accounting Policies 10		6.4999
Basis Of Presentation And Summary Of Significant Accounting Policies 11	1
Basis Of Presentation And Summary Of Significant Accounting Policies 12	4,522,141
Basis Of Presentation And Summary Of Significant Accounting Policies 13	4,119,896
Basis Of Presentation And Summary Of Significant Accounting Policies 14	860,203
Basis Of Presentation And Summary Of Significant Accounting Policies 15	905,232
Basis Of Presentation And Summary Of Significant Accounting Policies 20	300,000	300,000
Basis Of Presentation And Summary Of Significant Accounting Policies 21	100,000	100,000
Basis Of Presentation And Summary Of Significant Accounting Policies 22	300,000	300,000
Basis Of Presentation And Summary Of Significant Accounting Policies 23	30,000	30,000
Basis Of Presentation And Summary Of Significant Accounting Policies 24	290,000	290,000
Basis Of Presentation And Summary Of Significant Accounting Policies 25	0.001
Basis Of Presentation And Summary Of Significant Accounting Policies 26	1.2
Basis Of Presentation And Summary Of Significant Accounting Policies 27	30,000	30,000
Basis Of Presentation And Summary Of Significant Accounting Policies 28	0.37
Basis Of Presentation And Summary Of Significant Accounting Policies 29	11,100
Basis Of Presentation And Summary Of Significant Accounting Policies 30	1,600,000	1,600,000
Basis Of Presentation And Summary Of Significant Accounting Policies 31	$ 0.75
Basis Of Presentation And Summary Of Significant Accounting Policies 32	1,200,000
Basis Of Presentation And Summary Of Significant Accounting Policies 33	$ 0.75
Basis Of Presentation And Summary Of Significant Accounting Policies 34	$ 1
Basis Of Presentation And Summary Of Significant Accounting Policies 35	1.57%	1.57%
Basis Of Presentation And Summary Of Significant Accounting Policies 36	3	3
Basis Of Presentation And Summary Of Significant Accounting Policies 37	51.90%	51.90%
Basis Of Presentation And Summary Of Significant Accounting Policies 38	176,000
Basis Of Presentation And Summary Of Significant Accounting Policies 40	10.00%	10.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 41	10.00%	10.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 42	1
Basis Of Presentation And Summary Of Significant Accounting Policies 43	3.00%	3.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 44	156,000
Basis Of Presentation And Summary Of Significant Accounting Policies 45	160,000	160,000
Basis Of Presentation And Summary Of Significant Accounting Policies 1			100
Basis Of Presentation And Summary Of Significant Accounting Policies 2			6.3585
Basis Of Presentation And Summary Of Significant Accounting Policies 3			1
Basis Of Presentation And Summary Of Significant Accounting Policies 4			6.6118
Basis Of Presentation And Summary Of Significant Accounting Policies 5			1
Basis Of Presentation And Summary Of Significant Accounting Policies 6			6.464
Basis Of Presentation And Summary Of Significant Accounting Policies 7			6.77891
Basis Of Presentation And Summary Of Significant Accounting Policies 8			1
Basis Of Presentation And Summary Of Significant Accounting Policies 9			4,119,896
Basis Of Presentation And Summary Of Significant Accounting Policies 10			2,166,544
Basis Of Presentation And Summary Of Significant Accounting Policies 11			905,232
Basis Of Presentation And Summary Of Significant Accounting Policies 12			$ 908,327
Basis Of Presentation And Summary Of Significant Accounting Policies 13			150,000
Basis Of Presentation And Summary Of Significant Accounting Policies 14			100,000